Commitment and Contingencies (Details Narrative)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Commitments and Contingencies Disclosure [Abstract]
Capital commitment relation to joint venture	$ 97,372	$ 125,250	$ 97,372	$ 125,250